Share-Based Compensation - Schedule of Share-Based Plan Compensation Expense, Including Cash Award (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Payment Arrangement [Abstract]
Share-based compensation plan expense, net of related tax benefits	$ 5,154	$ 4,644	$ 6,751
Share-based compensation plan related tax benefits	$ 1,627	$ 1,467	$ 4,137